Financial Assets Measured at Fair Value Through Profit of Loss	6 Months Ended
Sep. 30, 2024
Financial Assets Measured at Fair Value Through Profit of Loss [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT OF LOSS
6.	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT OF LOSS

Financial assets measured at fair value through profit or loss, net consisted of the following:

	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)

Listed equity securities	21,737,833	1,727,007
Unlisted equity securities	911,404	811,404
Listed futures contracts	1,011	9,731
Investments in funds	1,622,836	40,646,465
	24,273,084	43,194,607

Investments in Listed Equity Securities

Investments in listed equity securities are accounted for at their current market value with changes in fair value recognized in net income.

Investments in Unlisted Equity Securities

Investments in unlisted equity securities consist of investments in limited liability companies in which the Company’s interests are deemed minor and long-term, strategic investments in companies that are in various stages of development, and investments in a close-ended partnership funds which concentrated in the healthcare sector. These investments do not have readily determinable fair values and, therefore, are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management assesses each of these investments on an individual basis, subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. The Company is not required to determine the fair value of these investments unless impairment indicators existed. When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data. For the six months ended September 30, 2024 and 2023, management did not aware any indicator for the impairment on the unlisted equity securities.